Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the year ended December 31,
	2013	2012	2011

Net income for earnings per share	$8,444	$4,213	$16,619

Weighted average shares used in computation - basic	17,193,189	17,059,575	16,086,598
Dilutive effect of release of escrowed shares	-	-	201,644
Weighted average shares used in diluted computation	17,193,189	17,059,575	16,288,242

Earnings per share - basic	$0.49	$0.25	$1.03
Earnings per share - diluted	$0.49	$0.25	$1.02